EMPLOYEE BENEFIT PLANS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Total contribution for employee benefits	¥ 835	¥ 699	¥ 645
Contributions recognized as expense	¥ 108	¥ 90	¥ 74